Schedule of estimated useful lives (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Buildings [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	34 years	34 years
Machinery [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	18 years	20 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	12 years	12 years
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	10 years	10 years